Fair Value of financial assets and liabilities - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Carrying amount, assets	€ 712,699	€ 606,909
Fair value, assets	712,699	606,909
Carrying amount, liabilities	(515,207)	(530,662)
Fair value, liabilities	(488,371)	(496,351)
Assets classified as held for sale	3,830
Money market funds	159,056	3,562
Level 1
Financial instruments
Fair value, assets	218,194	96,384
Level 2
Financial instruments
Fair value, assets	22,236	12,180
Fair value, liabilities	(222)	(4,139)
Level 3
Financial instruments
Fair value, assets	23,965	21,909
At fair value
Financial instruments
Carrying amount, assets	264,395	130,472
Fair value, assets	264,395	130,472
Carrying amount, liabilities	(222)	(4,139)
Fair value, liabilities	(222)	(4,139)
At fair value | Level 1
Financial instruments
Fair value, assets	218,194	96,384
At fair value | Level 2
Financial instruments
Fair value, assets	22,236	12,180
Fair value, liabilities	(222)	(4,139)
At fair value | Level 3
Financial instruments
Fair value, assets	23,965	21,909
At fair value | FVTPL
Financial instruments
Carrying amount, liabilities	(222)	(4,139)
Fair value, liabilities	(222)	(4,139)
At fair value | FVTPL | Level 2
Financial instruments
Fair value, liabilities	(222)	(4,139)
At fair value | FVTPL | Derivative financial instruments
Financial instruments
Carrying amount, liabilities	(222)	(4,139)
Fair value, liabilities	(222)	(4,139)
At fair value | FVTPL | Derivative financial instruments | Level 2
Financial instruments
Fair value, liabilities	(222)	(4,139)
At fair value | FVTPL
Financial instruments
Carrying amount, assets	46,201	34,089
Fair value, assets	46,201	34,089
At fair value | FVTPL | Level 2
Financial instruments
Fair value, assets	22,236	12,180
At fair value | FVTPL | Level 3
Financial instruments
Fair value, assets	23,965	21,909
At fair value | FVTPL | Equity instruments
Financial instruments
Carrying amount, assets	45,205	31,962
Fair value, assets	45,205	31,962
At fair value | FVTPL | Equity instruments | Level 2
Financial instruments
Fair value, assets	21,240	12,180
At fair value | FVTPL | Equity instruments | Level 3
Financial instruments
Fair value, assets	23,965	19,781
At fair value | FVTPL | Other financial assets
Financial instruments
Carrying amount, assets		2,127
Fair value, assets		2,127
At fair value | FVTPL | Other financial assets | Level 3
Financial instruments
Fair value, assets		2,127
At fair value | FVTPL | Convertible loans granted to long-term investments
Financial instruments
Carrying amount, assets		2,127
At fair value | FVTPL | Derivative financial instruments
Financial instruments
Carrying amount, assets	996
Fair value, assets	996
At fair value | FVTPL | Derivative financial instruments | Level 2
Financial instruments
Fair value, assets	996
At fair value | FVTOCI
Financial instruments
Carrying amount, assets	218,194	96,384
Fair value, assets	218,194	96,384
At fair value | FVTOCI | Level 1
Financial instruments
Fair value, assets	218,194	96,384
At fair value | FVTOCI | Equity instruments
Financial instruments
Carrying amount, assets	1,265	2,409
Fair value, assets	1,265	2,409
At fair value | FVTOCI | Equity instruments | Level 1
Financial instruments
Fair value, assets	1,265	2,409
At fair value | FVTOCI | Current investments
Financial instruments
Carrying amount, assets	57,873	90,413
Fair value, assets	57,873	90,413
At fair value | FVTOCI | Current investments | Level 1
Financial instruments
Fair value, assets	57,873	90,413
At fair value | FVTOCI | Cash and cash equivalents
Financial instruments
Carrying amount, assets	159,056	3,562
Fair value, assets	159,056	3,562
At fair value | FVTOCI | Cash and cash equivalents | Level 1
Financial instruments
Fair value, assets	159,056	3,562
At (amortized) cost
Financial instruments
Carrying amount, assets	448,304	476,437
Fair value, assets	448,304	476,437
Carrying amount, liabilities	(514,985)	(526,523)
Fair value, liabilities	(488,149)	(492,213)
At (amortized) cost | Trade account payables
Financial instruments
Carrying amount, liabilities	(64,764)	(85,792)
Fair value, liabilities	(64,764)	(85,792)
At (amortized) cost | Loans and borrowings
Financial instruments
Carrying amount, liabilities	(276,403)	(287,556)
Fair value, liabilities	(249,568)	(253,245)
At (amortized) cost | Other liabilities
Financial instruments
Carrying amount, liabilities	(173,818)	(153,175)
Fair value, liabilities	(173,818)	(153,175)
At (amortized) cost | Other financial assets
Financial instruments
Carrying amount, assets	24,585	11,259
Fair value, assets	24,585	11,259
At (amortized) cost | Cash and cash equivalents
Financial instruments
Carrying amount, assets	259,461	302,825
Fair value, assets	259,461	302,825
At (amortized) cost | Receivables and contract assets
Financial instruments
Carrying amount, assets	164,258	162,353
Fair value, assets	€ 164,258	€ 162,353